Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014 segments	Sep. 28, 2013	Jun. 28, 2014
Segment Reporting Information [Line Items]
Number of Reportable Segments	5
Net sales	$ 951.5	$ 933.4
Operating Income (Loss)	137.2	179.7
Intangible assets amortization expense	106.5	29.8
Total Assets	13,781.0	5,508.8	13,880.2
Consumer Healthcare [Member]
Segment Reporting Information [Line Items]
Net sales	493.3	538.5
Operating Income (Loss)	65.3	89.9
Intangible assets amortization expense	8.6	5.3
Total Assets	3,828.0	2,508.6
Nutritionals [Member]
Segment Reporting Information [Line Items]
Net sales	125.3	129.0
Operating Income (Loss)	8.6	7.7
Intangible assets amortization expense	7.2	7.4
Total Assets	1,072.6	930.7
Rx Pharmaceuticals [Member]
Segment Reporting Information [Line Items]
Net sales	194.5	203.6
Operating Income (Loss)	64.7	83.1
Intangible assets amortization expense	17.0	16.2
Total Assets	2,509.1	1,669.0
API [Member]
Segment Reporting Information [Line Items]
Net sales	24.8	43.2
Operating Income (Loss)	7.1	22.4
Intangible assets amortization expense	0.5	0.5
Total Assets	251.2	295.2
Specialty Sciences [Member]
Segment Reporting Information [Line Items]
Net sales	91.9	0
Operating Income (Loss)	14.9	0
Intangible assets amortization expense	72.8	0
Total Assets	6,023.0	0
Other Segments [Member]
Segment Reporting Information [Line Items]
Net sales	21.7	19.1
Operating Income (Loss)	0.9	1.2
Intangible assets amortization expense	0.4	0.4
Total Assets	97.1	105.3
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Net sales	0	0
Operating Income (Loss)	(24.3)	(24.6)
Intangible assets amortization expense	0	0
Total Assets	$ 0	$ 0